UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21196 and 811-21299

Name of Fund: BBIF Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Money Fund and Master Money LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2012

Date of reporting period: 12/31/2011

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2011 (Unaudited)	BBIF Money Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Money LLC	$5,416,274,401
Total Investments (Cost - $5,416,274,401) – 101.4%	5,416,274,401
Liabilities in Excess of Other Assets – (1.4)%	(72,885,068)
Net Assets – 100.0%	$5,343,389,333

BBIF Money Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2011, the value of the investment and the percentage owned by the Fund of the Master LLC was $5,416,274,401 and 50.5%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2011, the Fund’s investment in the Master LLC was classified as Level 2.

BBIF MONEY FUND	DECEMBER 31, 2011	1

Schedule of Investments December 31, 2011 (Unaudited)	Master Money LLC (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee (a) — 41.1%
Bank of Nova Scotia, Houston:
0.28%, 2/21/12	$100,000	$100,000,000
0.28%, 3/21/12	150,000	150,000,000
0.48%, 6/26/12	110,000	110,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.41%, 2/10/12	150,000	150,000,000
Credit Suisse, NY, 0.40%, 1/26/12	201,000	201,000,000
Lloyd’s TSB Bank Plc, NY:
0.12%, 1/03/12	125,000	125,000,000
0.70%, 2/14/12 (b)	131,285	131,285,000
Mizuho Corp. Bank Ltd., NY:
0.14%, 1/05/12	145,000	145,000,000
0.30%, 1/12/12	150,000	150,000,000
0.20%, 1/20/12	134,000	134,000,000
National Australia Bank, NY:
0.32%, 1/19/12	225,000	225,000,000
0.37%, 2/10/12 (c)	58,000	58,000,000
0.32%, 2/21/12	207,000	207,000,000
National Bank of Canada, NY, 0.15%, 1/13/12	120,000	120,000,000
Norinchukin Bank, NY:
0.18%, 1/03/12	210,000	210,000,000
0.18%, 1/04/12	317,000	317,000,000
Rabobank Nederland NV, NY, 0.43%, 3/01/12	164,500	164,500,000
Royal Bank of Canada, NY (c):
0.52%, 2/29/12	115,000	115,000,000
0.40%, 4/10/12	125,000	125,000,000
Sumitomo Mitsui Banking Corp., NY:
0.18%, 1/06/12	70,000	70,000,000
0.17%, 1/09/12	75,000	75,000,000
0.35%, 1/12/12	111,000	111,000,000
0.22%, 1/20/12	250,000	250,000,000
0.24%, 1/23/12	245,000	245,000,000
0.40%, 2/09/12	92,000	92,000,000
Sumitomo Trust & Banking Co. Ltd., NY, 0.23%, 1/06/12	200,000	200,000,000
Svenska Handelsbanken, NY:
0.33%, 1/09/12	175,000	175,000,000
0.51%, 3/29/12	41,990	41,990,524
Toronto-Dominion Bank, NY:
0.36%, 1/12/12 (c)	60,500	60,500,000
0.38%, 5/04/12	30,000	29,999,995
Westpac Banking Corp., NY, 0.43%, 1/18/12 (c)	120,000	120,000,000
Total Certificates of Deposit – 41.1%		4,408,275,519

Commercial Paper
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.33%, 1/06/12 (d)	127,000	126,991,851
Barclays Bank Plc, 0.09%, 1/03/12 (d)	300,000	299,997,750

Commercial Paper	Par (000)	Value
Cancara Asset Securitisation LLC (d):
0.31%, 1/13/12	$26,400	$26,396,817
0.26%, 1/24/12	21,000	20,996,208
Chariot Funding LLC, 0.14%, 1/12/12 (d)	27,500	27,498,610
Commonwealth Bank of Australia, 0.34%, 2/15/12 (d)	70,900	70,868,528
Credit Suisse, NY (d):
0.35%, 1/12/12	240,000	239,969,667
0.47%, 2/22/12	60,000	59,957,700
Deutsche Bank AG, 0.25%, 1/05/12 (d)	125,000	124,994,792
Fairway Finance Corp. (c):
0.31%, 5/04/12	29,000	29,000,000
0.32%, 5/09/12	17,000	17,000,000
ING (US) Funding LLC, 0.26%, 1/18/12 (d)	68,000	67,990,669
Kells Funding LLC (c):
0.50%, 2/10/12	95,000	95,000,000
0.57%, 3/01/12	125,000	125,000,000
0.57%, 3/08/12	82,000	82,000,000
JPMorgan Chase & Co., 0.31%, 3/16/12 (c)	68,000	68,000,000
Nordea North America, Inc. (d):
0.38%, 1/20/12	80,000	79,982,267
0.36%, 2/03/12	155,000	154,945,750
0.44%, 2/16/12	100,000	99,941,333
Regency Markets No.1 LLC, 0.26%, 1/18/12 (d)	35,000	34,995,197
Sheffield Receivable Corp., 0.30%, 1/25/12 (d)	30,000	29,993,500
Solitaire Funding LLC, 0.39%, 1/17/12 (d)	79,750	79,734,449
Thames Asset Global Securitization No. 1, Inc., 0.32%, 1/06/12 (d)	43,000	42,997,324
UBS Finance (Delaware) LLC (d):
0.20%, 1/24/12	150,000	149,979,167
0.48%, 2/13/12	150,000	149,910,000
Westpac Banking Corp.:
0.35%, 1/06/12 (c)	123,500	123,500,000
0.50%, 6/28/12 (d)	100,000	99,748,611
Total Commercial Paper – 23.6%		2,527,390,190

Corporate Notes
JPMorgan Chase Bank NA, 0.44%, 1/18/13 (c)	126,070	126,070,000
Total Corporate Notes – 1.2%		126,070,000

MASTER MONEY LLC	DECEMBER 31, 2011	1

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona Health Facilities Authority, Refunding RB, VRDN, Banner Health, Series C (ScotiaBank LOC), 0.07%, 1/06/12 (b)	$28,595	$28,595,000
California Health Facility Financing Authority, RB, VRDN, Scripps Health, Series E (Bank of America NA LOC), 0.10%, 1/06/12 (b)	24,770	24,770,000
California HFA, HRB, VRDN, M/F, Series E, AMT (Fannie Mae LOC, Freddie Mac LOC), 0.08%, 1/06/12 (b)	20,900	20,900,000
California HFA, RB, VRDN, AMT (Fannie Mae LOC, Freddie Mac LOC) (b):
Home Mortgage, Series B, 0.09%, 1/06/12	27,785	27,785,000
Home Mortgage, Series E-1, 0.07%, 1/06/12	14,425	14,425,000
Home Mortgage, Series H, 0.10%, 1/06/12	47,050	47,050,000
Home Mortgage, Series M, 0.09%, 1/06/12	39,250	39,250,000
Home Mortgage, Series U, 0.09%, 1/06/12	2,790	2,790,000
Series A, 0.09%, 1/06/12	10,060	10,060,000
California HFA, Refunding RB, VRDN, Home Mortgage, Series E, AMT (Freddie Mac/Fannie Mae Liquidity Facility), 0.07%, 1/06/12 (b)	6,590	6,590,000
California Pollution Control Financing Authority, Refunding RB, VRDN, Pacific Gas & Electric Co., Series E (JPMorgan Chase Bank LOC), 0.04%, 1/03/12 (b)	106,700	106,700,000
California Statewide Communities Development Authority, HRB, VRDN, AMT (Fannie Mae Liquidity Facility) (b):
Knolls at Green Valley, Series FF, 0.10%, 1/06/12	13,205	13,205,000
Oakmont Chino Hills, Series P, 0.10%, 1/06/12	10,100	10,100,000
California Statewide Communities Development Authority, RB, VRDN, North Peninsula Jewish Campus (Bank of America NA LOC), 0.11%, 1/03/12 (b)	16,060	16,060,000
Chattanooga Health Educational & Housing Facility Board, RB, VRDN, Catholic Health, Series C (UBS AG LOC), 0.10%, 1/06/12 (b)	1,300	1,300,000
Chicago Board of Education Illinois, GO, Refunding, VRDN, Dedicated Revenue, Series B (JPMorgan Chase Bank LOC), 0.08%, 1/03/12 (b)	46,355	46,355,000
City & County of Denver Colorado, COP, Refunding, VRDN, Series A3 (JPMorgan Chase Bank SBPA), 0.07%, 1/03/12 (b)	16,350	16,350,000

Municipal Bonds	Par (000)	Value
City of Houston Texas, Refunding RB, VRDN, First Lien (b):
Series B-5 (Lloyds Bank LOC), 0.07%, 1/06/12	$52,140	$52,140,000
Series B-6 (ScotiaBank LOC), 0.04%, 1/06/12	18,400	18,400,000
City of New York, New York, GO, VRDN, Sub-Series A-3 (BNP Paribas SA LOC), 0.10%, 1/06/12 (b)	12,090	12,090,000
City of Wichita Kansas, Refunding RB, VRDN, Facilities, Christi Health VIII, Series B-2 (JPMorgan Chase Bank LOC), 0.05%, 1/03/12 (b)	30,000	30,000,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN, Yale-New Haven Hospital (b):
Series K2 (JPMorgan Chase Bank LOC), 0.06%, 1/06/12	17,105	17,105,000
Series L1 (Bank of America NA LOC), 0.10%, 1/06/12	13,130	13,130,000
Series U2 (Yale University Liquidity Facility), 0.02%, 1/06/12	24,580	24,580,000
County of Hennepin Minnesota, GO, Refunding, VRDN, Series A (State Street Bank & Trust Co. SBPA), 0.06%, 1/06/12 (b)	7,410	7,410,000
County of Shelby Tennessee, GO, VRDN, Public Improvement, School, Series B (Landesbank Hessen-Thuringen SBPA), 0.25%, 1/06/12 (b)	20,000	20,000,000
Essex County Improvement Authority, RB, VRDN, ACES, Pooled Governmental Loan Program (Wells Fargo Bank NA LOC), 0.04%, 1/06/12 (b)	32,050	32,050,000
Harris County Health Facilities Development Corp., RB, VRDN, Baylor College of Medicine, Series B (JPMorgan Chase Bank LOC), 0.06%, 1/03/12 (b)	10,185	10,185,000
Harris County Industrial Development Corp., RB, VRDN, Exxon Project, AMT (Citibank NA Liquidity Facility), 0.01%, 1/03/12 (b)	10,000	10,000,000
Hawaii State Department of Budget & Finance, Refunding RB, VRDN, Queens Health System, Series A (Bank of America NA LOC), 0.12%, 1/06/12 (b)	17,330	17,330,000
Illinois Finance Authority, RB, VRDN, University of Chicago Medical Center, Series E-1 (JPMorgan Chase Bank LOC), 0.08%, 1/03/12 (b)	13,200	13,200,000
Illinois Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank LOC) (b):
Children’s Memorial Hospital, Series D, 0.08%, 1/06/12	29,800	29,800,000

MASTER MONEY LLC	DECEMBER 31, 2011	2

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank LOC) (b) (concluded):
Elmhurst Memorial Healthcare, Series B, 0.06%, 1/03/12	$19,650	$19,650,000
Little Co. of Mary Hospital and Health Care Centers, Series B, 0.10%, 1/06/12	27,000	27,000,000
Indiana Finance Authority, Refunding RB, VRDN (b):
Duke Energy Indiana Inc. Project, Series A-4 (Bank of America NA LOC), 0.08%, 1/03/12	25,000	25,000,000
Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.08%, 1/06/12	20,800	20,800,000
Los Angeles Community Redevelopment Agency California, Refunding RB, VRDN, Promenade Towers Project (Freddie Mac Liquidity Facility), 0.08%, 1/06/12 (b)	34,300	34,300,000
Metropolitan Water District of Southern California, Refunding RB, VRDN, Series A-1 (Bank of America NA LOC), 0.03%, 1/06/12 (b)	22,000	22,000,000
Michigan Finance Authority, RB, VRDN, Unemployment Obligation Assessment (Citibank NA LOC), 0.24%, 1/03/12 (b)	60,000	60,000,000
Michigan State Building Authority, RB, VRDN, Facilities Program, Series I (JPMorgan Chase Bank LOC), 0.08%, 1/06/12 (b)	7,100	7,100,000
Nebraska Investment Finance Authority, RB, VRDN, Series B (Fannie Mae SBPA), 0.09%, 1/03/12 (b)	24,785	24,785,000
New York City Housing Development Corp., HRB, VRDN, Series A (Fannie Mae LOC) (b):
90 West Street, 0.09%, 1/06/12	40,830	40,830,000
155 West 21st Street Development, AMT, 0.09%, 1/06/12	10,000	10,000,000
West 61st Street Apartments, AMT, 0.09%, 1/06/12	12,000	12,000,000
West 89th Street Development, AMT, 0.09%, 1/06/12	35,600	35,600,000
New York City Industrial Development Agency, RB, VRDN, New York Law School Project, Series A (JPMorgan Chase Bank LOC), 0.06%, 1/06/12 (b)	18,450	18,450,000
New York State HFA, HRB, VRDN (b):
10 Barclay Street, Series A, AMT (Fannie Mae Liquidity Facility), 0.09%, 1/06/12	71,245	71,245,000

Municipal Bonds	Par (000)	Value
New York State HFA, HRB, VRDN (b) (concluded):
125 West 31st Street, Series A, AMT (Fannie Mae Liquidity Facility), 0.09%, 1/06/12	$30,000	$30,000,000
160 West 62nd Street, Series A (Wells Fargo Bank NA LOC), 0.08%, 1/06/12	39,000	39,000,000
160 West 62nd Street, Series B (Wells Fargo Bank NA LOC), 0.17%, 1/06/12	6,500	6,500,000
316 11th Avenue, Series A, AMT (Fannie Mae Liquidity Facility), 0.09%, 1/06/12	35,000	35,000,000
360 West 43, Series A, AMT (Fannie Mae Liquidity Facility), 0.09%, 1/06/12	22,000	22,000,000
750 6th Ave, Series A, AMT (Fannie Mae Liquidity Facility), 0.09%, 1/06/12	34,500	34,500,000
Biltmore Tower, Series A, AMT (Fannie Mae Liquidity Facility), 0.09%, 1/06/12	65,000	65,000,000
East 39th Street, Series A, AMT (Fannie Mae Liquidity Facility), 0.09%, 1/06/12	5,300	5,300,000
Series A, AMT (Fannie Mae Liquidity Facility), 0.09%, 1/06/12	28,100	28,100,000
Victory Housing, Series 2001-A, AMT (Freddie Mac LOC), 0.09%, 1/06/12	26,300	26,300,000
Worth Street, Series A, AMT (Fannie Mae Liquidity Facility), 0.09%, 1/06/12	23,100	23,100,000
Pennsylvania HFA, RB, VRDN, S/F Mortgage, Series 87C, AMT (Fannie Mae LOC, Freddie Mac LOC), 0.09%, 1/06/12 (b)	11,500	11,500,000
Pennsylvania Higher Educational Facilities Authority, Refunding RB, VRDN, Thomas Jefferson University, Series B (JPMorgan Chase Bank LOC), 0.07%, 1/06/12 (b)	6,160	6,160,000
State of California, GO, VRDN (b):
FLOATS, Series C-1 (Bank of America NA LOC), 0.10%, 1/06/12	59,200	59,200,000
Kindergarten, Series A2 (State Street Bank & Trust Co. LOC, California State Teachers’ Retirement System LOC), 0.04%, 1/03/12	26,775	26,775,000
Kindergarten, Series B1 (Citibank NA LOC), 0.05%, 1/03/12	10,150	10,150,000

MASTER MONEY LLC	DECEMBER 31, 2011	3

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington Health Care Facilities Authority, Refunding RB, VRDN, Multicare Health System, Series B (Wells Fargo Bank NA LOC), 0.07%, 1/06/12 (b)	$12,575	$12,575,000
Wayne County Airport Authority, RB, VRDN, Floaters, Series 3072 (BHAC), 0.19%, 1/06/12 (b)(e)	41,945	41,945,000
Wisconsin Housing & Economic Development Authority, RB, VRDN, Series B, AMT (Fannie Mae LOC, Freddie Mac LOC), 0.09%, 1/06/12 (b)	12,000	12,000,000
Total Municipal Bonds – 15.5%		1,663,570,000

Time Deposits
Citibank NA, 0.06%, 1/03/12	89,398	89,398,000
Total Time Deposits – 0.8%		89,398,000

US Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes (c):
0.28%, 7/26/12	130,000	129,985,133
0.32%, 12/20/12	59,500	59,488,253
Freddie Mac, 1.13%, 4/25/12	112,460	112,802,103
Freddie Mac Discount Notes (d):
0.15%, 2/15/12	175,000	174,965,729
0.15%, 4/03/12	25,500	25,489,906
0.15%, 4/04/12	175,000	174,930,000
Freddie Mac Variable Rate Notes (c):
0.24%, 4/03/12	120,000	119,987,327
0.21%, 11/02/12	80,000	79,959,114
0.24%, 1/24/13	63,000	62,972,813
0.30%, 9/03/13	137,500	137,453,406
0.22%, 9/13/13	472,200	471,711,443
Total US Government Sponsored Agency Obligations – 14.5%		1,549,745,227

US Treasury Obligations
US Treasury Note, 0.38%, 8/31/12	163,000	163,256,572
Total US Treasury Obligations – 1.5%		163,256,572

Repurchase Agreements	Par (000)	Value
Citigroup, Inc., 0.75%, 2/03/12 (Purchased on 12/29/11 to be repurchased at $127,100,542, collateralized by various US Government Sponsored Agency Obligations, 2.75% - 4.00% due 11/15/39 - 12/20/41, par and fair values of $142,331,608, $135,890,001, respectively) (b)	$127,000	$127,000,000
UBS Securities LLC, 0.04%, 1/03/12 (Purchased on 12/29/11 to be repurchased at $22,544,125, collateralized by Fannie Mae, 5.00% due 11/01/40, par and fair values of $24,341,445, $23,220,320, respectively)	22,544	22,544,000
Total Repurchase Agreements – 1.4%		149,544,000
Total Investments (Cost – $10,677,249,508*) – 99.6%		10,677,249,508
Other Assets Less Liabilities – 0.4%		39,217,764
Net Assets – 100.0%		$10,716,467,272

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACES	Adjustable Convertible Extendible Securities
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LOC	Letter of Credit
M/F	Multi-Family
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
VRDN	Variable Rate Demand Notes

MASTER MONEY LLC	DECEMBER 31, 2011	4

Schedule of Investments (concluded)	Master Money LLC

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master LLC’s perceived risk of investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total Investments[1]	—	$10,677,249,508	—	$10,677,249,508

[1]	See above Schedule of Investments for values in each security type.

MASTER MONEY LLC	DECEMBER 31, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Money Fund and Master Money LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: February 24, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Money Fund and Master Money LLC

Date: February 24, 2012